Finance Costs - Summary of Detailed Information About Finance Cost Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2026	Dec. 31, 2025
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest on senior secured lien notes	$ 31.5		$ 43.4
Other interest expense	7.9		3.5
Revaluation of discount rate for environmental liabilities	0.3		1.2
Unwinding of issuance costs of debt facilities and accretion of governmental loan benefits and discounts on environmental liabilities	13.4		17.1
Finance costs	55.5		72.1
Revolving Credit Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest on senior secured lien notes	0.0	$ 2.4
Revolving Credit Facility fees	1.8		2.7
Large Enterprise Tariff Loan Facilities [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest on senior secured lien notes	0.0		0.3
Financing Arrangement [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest on financing arrangement	$ 0.6		$ 1.5